Capital Structure and Financial Risk and Related Items	12 Months Ended
Dec. 31, 2017
Capital Structure and Financial Risk and Related Items
Capital Structure and Financial Risk and Related Items

Section 5—Capital Structure and Financial Risk and Related Items

5.1   Equity and Capital Management

Share capital

         The following table summarizes the Company's share activity for each of the years ended December 31, 2017, 2016 and 2015:

Ordinary shares
No. '000
Revised (*)
January 1, 2015	465,137
Issuance of deferred shares	1,422
Exercise of warrants for cash	2,158

December 31, 2015	468,717
Issuance of deferred shares	1,422
Exercise of warrants for cash	1,300

December 31, 2016	471,439
Exercise of warrants for cash	401
Capital Reduction	(377,472)

December 31, 2017	94,368

(*)

Amounts have been revised to reflect the Share Split as if it had occurred at the beginning of the earliest period presented. Accordingly, share information previously reported has been revised. Subsequent to the Share Split, the nominal value of an ordinary share of the Parent is 0.01 DKK.

         On August 2, 2017, the Company's shareholders approved the Capital Reduction of 917.7 million EUR ($1.1 billion). The funds for the Capital Reduction were distributed to shareholders during September 2017. The Capital Reduction was executed through the annulment of 80% of the ordinary shares outstanding post Share Split or 377.5 million ordinary shares. The Capital Reduction resulted in a payment of 2.43125 EUR per share, which was annulled (post Share Split.)

         Except for the Capital Reduction, the Company has never distributed funds to shareholders in any form, including dividends, and currently there are no plans to distribute funds to shareholders in the future.

         During March 2017, 401,000 warrants (post Share Split) were exercised yielding proceeds to the Company of $49,000. See Note 3.4.

         During the year ended December 31, 2016 1.4 million ordinary shares (post Share Split) were issued upon the vesting of deferred shares, and the receipt of the per share nominal value of $2,000, and 1.3 million ordinary shares (post Share Split) were issued in connection with the exercise of warrants and the receipt of $112,000. See Note 3.4.

         During the year ended December 31, 2015 1.4 million ordinary shares (post share Split) were issued upon the vesting of Deferred Shares, and the receipt of the per share nominal value of $2,000, and 2.2 million ordinary shares (post Share Split) were issued in connection with the exercise of warrants and the receipt of $153,000. See Note 3.4.

Capital Management

         For the purpose of the Group's capital management, capital includes issued capital, share premium and all other equity reserves attributable to the equity holders of the Company. The primary objective of the Group's capital management is to maximize shareholder value. The board of directors' policy is to maintain an adequate capital base so as to maintain investor, creditor and market confidence that the Group will continue as a going concern. Cash, cash equivalents and financial assets are monitored on a regular basis by management and the board of directors in assessing current and long-term capital needs. As of December 31, 2017, the Group held cash and cash equivalents totaling $109.6 million that will be sufficient to provide adequate funding to allow the Group to meet its planned operating activities in the normal course of business beyond the year ending December 31, 2018. The Group currently has no significant planned capital expenditures.

5.2   Financial risk factors

         The Group's activities expose it to a number of financial risks whereby future events, which can be outside the control of the Group, could have a material effect on the Group's financial position and operating results. The known risks include foreign currency and credit risk and there could be other risks currently unknown to management. The Group historically has not hedged its financial risks.

Foreign Currency

         The Group maintains operations in Denmark, Germany and the United States that use the DKK, the EUR and the USD as their functional currencies respectively. The Group conducts cross border transactions where the functional currency is not always used, including purchases from major vendors in the United Kingdom where the British Pound ("GBP") is used. In addition, the Company, whose functional currency is the DKK, has in the past invested in debt instruments issued by the governments of Germany, the United Kingdom and the United States. Accordingly, future changes in the exchange rates of the DKK, the EUR, the USD and/or the GBP will expose the Group to currency gains or losses that will impact the reported amounts of assets, liabilities, income and expenses and the impact could be material. For each of the years ended December 31, 2017, 2016 and 2015, the impact on the Group's statement of profit or loss of possible changes in the USD, GBP and EUR exchange rates against the Group's functional currencies, USD, DKK and EUR, would be as follows.

Currency	Possible change	2017	2016	2015
		USD '000	USD '000	USD '000
USD	+/–10%	+5,625/–5,625	+7,124/–7,124	+8,068/–8,068
GBP	+/–10%	+128/–128	+430/–430	+1,001/–1,001
EUR	+/–2%	+506/–506	+1,212/–1,212	+1,424/–1,424

Credit Risk

         The Group's management manages credit risk on a group basis. The Group's credit risk is associated with cash held in banks. The Group does not trade financial assets for speculative purposes and invests with the objective of preserving capital by investing in a diversified group of highly rated debt instruments.

         Historically the Group's cash and cash equivalents were held primarily at one bank in Denmark (the "Bank") with a Moody's long-term credit rating of Aa3. Subsequent to the receipt of the Non-refundable Fee, the Group's cash and cash equivalents were diversified into three banks each with a Moody's long-term credit rating of A1 or better. At December 31, 2017, the Company had $88.6 million in cash and cash equivalents on deposit at the Bank.

5.3   Other finance costs

         Other finance costs primarily include bank charges (negative interest) related to DKK and EUR cash holdings.

5.4   Financial assets and liabilities

Recognized financial instruments

         The Group has recognized the following categories of financial assets and liabilities.

Financial assets:

Loans and receivables as of December 31, 2017 and 2016

	2017		2016
	Carrying amount	Fair value	Carrying amount	Fair value
	USD '000	USD '000	USD '000	USD '000
Other receivables	518	518	427	427

Total	518	518	427	427

         Fair value of other receivables is deemed to be their carrying amount based on payment terms that are generally 30 days.

Available-for-Sale Financial Assets as of December 31, 2017 and 2016

         The Company's available-for-sale financial assets include debt instruments issued by the governments of Germany, the United Kingdom and the United States.

	2017		2016
	Carrying amount	Fair value	Carrying amount	Fair value
	USD '000	USD '000	USD '000	USD '000
Included in current assets (Level 1)
Germany	—	—	41,821	41,821
United Kingdom	—	—	1,545	1,545
United States	—	—	37,459	37,459

Total	—	—	80,825	80,825

         At December 31, 2017, the Company did not hold available-for-sale financial assets. At December 31, 2016 the face values of the German, United Kingdom and United States available-for-sale financial assets were 39.3 million EUR, 1.2 million GBP and 37.5 million USD, respectively.

Financial Liabilities:

Financial liabilities at amortized cost as of December 31, 2017 and 2016

	2017		2016
	Carrying amount	Fair value	Carrying amount	Fair value
	USD '000	USD '000	USD '000	USD '000
Trade payables	1,203	1,203	2,073	2,073

Total	1,203	1,203	2,073	2,073

         Fair value of trade payables is deemed to be their carrying amount based on payment terms that are generally 30 days.

Financial instrument valuation hierarchy

         Financial instruments recognized at fair value are allocated to one of the following valuation hierarchy levels:

         Level 1: Quoted (unadjusted) prices in active markets for identical assets or liabilities. The Company's available-for-sale financial assets meet the definition of Level 1. The Group did not have any financial instruments allocated to this level as of December 31, 2017.

         Level 2: Other techniques for which all inputs that have a significant effect on the recorded fair value are observable, either directly or indirectly. The Group did not have financial instruments allocated to this level as of December 31, 2017 or 2016.

         Level 3: Techniques that use inputs that have a significant effect on the recorded fair value that are not based on observable market data. The Group did not have financial instruments allocated to this level as of December 31, 2017 or 2016.

         For all periods presented there were no transfers of financial instruments between Levels 1, 2 or 3.